Financial Liabilities - Revolving credit facility and other (Details) $ in Thousands, € in Millions		12 Months Ended
	Dec. 23, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Feb. 21, 2025 USD ($)	Dec. 11, 2024 USD ($)	Dec. 10, 2024 USD ($)
Financial Liabilities
Percentage of consolidated EBITDA derived from group entities leaving guarantees under Credit Agreement		77.00%	70.90%
Minimum
Financial Liabilities
Percentage of consolidated EBITDA derived from group entities leaving guarantees under Credit Agreement		60.00%
Revolving Credit
Financial Liabilities
Drawn opening balance			€ 360
Drawdowns		€ 1,276	1,340
Repayments		(1,277)	(1,723)
Translation differences		€ 1	€ 22
Extension period of revolving credit facility	18 months
Maximum borrowing capacity | $				$ 74,000
Debt covenant leverage ratio		7
Revolving Credit | Minimum
Financial Liabilities
Percentage of credit facility drawn to trigger mandatory compliance with leverage ratio covenant		40.00%
Revolving Credit, Maturity in 2025
Financial Liabilities
Maximum borrowing capacity | $					$ 1,279,000	$ 1,000,000
Revolving credit facility due in May 2027
Financial Liabilities
Maximum borrowing capacity | $	$ 864,000